VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

Supplement dated July 22, 2015

to the current Prospectus, Summary Prospectus,

Proxy Statement/Prospectus, and Statements of Additional Information

for the above-named Portfolio

Effective July 17, 2015, David Rabinowitz will no longer manage the Portfolio. The Portfolio’s Prospectus, Summary Prospectus, Proxy Statement/Prospectus, and Statements of Additional Information are hereby revised to remove all references to David Rabinowitz as a portfolio manager for the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE